STOCK OPTIONS (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Exercise price	$ 0.30
Expected option life in years	10 years	10 years	10 years
Minimum [Member]
Statement [Line Items]
Share price	$ 0.40	$ 0.40	$ 1.75
Exercise price		$ 0.38	$ 1.75
Risk-free interest rate	2.93%	2.93%	1.60%
Expected volatility	116.39%	116.39%	107.05%
Maximum [Member]
Statement [Line Items]
Share price	$ 1.30	$ 1.30	$ 1.83
Exercise price		$ 3.43	$ 1.83
Risk-free interest rate	3.57%	3.57%	1.64%
Expected volatility	119.84%	119.84%	107.47%